Interest-bearing deposits (Tables)	12 Months Ended
Dec. 31, 2012
Interest-bearing deposits [Abstract]
Major classification of interest-bearing deposits
Major classifications of interest-bearing deposits are as follows:

	2012	2011	2010

NOW	$71,663,157	$63,986,093	$59,410,096
Money market	53,087,483	49,398,754	43,030,285
Savings	56,743,398	51,454,152	48,417,028
Time deposits of $100,000 or more	36,051,044	38,048,786	43,913,536
Time deposits of less than $100,000	46,312,912	50,032,394	55,243,123
	$263,857,994	$252,920,179	$250,014,068

Maturity distribution of time deposits
The maturity distribution of time deposits follows:

Three months or less	$28,969,146	$21,099,133
Over three through twelve months	38,534,236	52,479,516
Over one through two years	14,860,574	14,502,531
	$82,363,956	$88,081,180